Accrued liabilities - Disclosure of Accrued Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Salaries and related items	€ 33,463	€ 29,579
Interest on external loans	5,030	3,477
Auditors, lawyers and consultants	5,138	4,238
Rent	471	1,924
IT Contracts	2,879	3,353
Other	4,198	6,143
Total	€ 51,179	€ 48,714